TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Common Stock Purchase Agreement (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jul. 08, 2025	Sep. 30, 2025	Sep. 30, 2025
TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
Common stock capital reserved for future newly issued shares	$ 30,000,000
Common stock sold by company Pursuant to this arrangement over a period	24 months
Maximum out of pocket expenses reimbursable	$ 25,000
Maximum percentage of shares to be issued	19.99%
Maximum beneficial ownership percentage	4.99%
Termination of agreement	24 months
Threshold period after bankruptcy proceeding for termination of agreement	30 days
Cost or penalty to terminate the agreement upon prior written notice	$ 0
Prior written notice to tumim in terminate agreement	5 days
Total shares issued under ELOC agreement			1,937,141
Total proceeds under ELOC agreement		$ 3,605,000	$ 3,605,000